Pension plan obligations (Tables)	12 Months Ended
Dec. 31, 2025
Pension Plan Obligations
Schedule of pension plan benefits

	December 31, 2025			December 31, 2024
	G1 Plan	G0	Total	G1 Plan		G0	Total

Present value of defined benefit obligations	(2,731,190)	(2,040,647)	(4,771,837)	(2,335,938)		(1,931,145)	(4,267,083)
Fair value of plan assets	2,631,676	-	2,631,676	2,468,182	-	-	2,468,182
Asset ceiling	-	-	-	(132,244)	-	-	(132,244)
Total pension plan obligations (deficit)	(99,514)	(2,040,647)	(2,140,161)	-		(1,931,145)	(1,931,145)

Schedule of reconciliation of defined benefit obligations

	December 31, 2025			December 31, 2024
	G1 Plan	Go	Total	G1 Plan	G0	Total
Plan liabilities
Defined benefit obligation, beginning of year	(2,335,938)	(1,931,145)	(4,267,083)	(2,982,863)	(2,098,622)	(5,081,485)
Current service cost	(28,454)	-	(28,454)	(35,951)	-	(35,951)
Interest cost	(282,334)	(233,289)	(515,623)	(274,718)	(189,274)	(463,992)
Actuarial gains/(losses) accounted for as equity valuation adjustments	(345,879)	(104,294)	(450,173)	716,927	135,201	852,128
Paid benefits	261,415	228,081	489,496	240,667	221,550	462,217

Defined benefit obligation, end of year	(2,731,190)	(2,040,647)	(4,771,837)	(2,335,938)	(1,931,145)	(4,267,083)

Plan assets
Fair value of plan assets, beginning of year	2,468,182	-	2,468,182	2,938,614	-	2,938,614
Expected return on plan assets	302,466	-	302,466	274,265	-	274,265
Contributions by the Company	35,580	-	35,580	39,676	-	39,676
Contributions by participants	24,749	-	24,749	30,180	-	30,180
Paid benefits	(261,415)	-	(261,415)	(240,667)	-	(240,667)
Actuarial gains/(losses) accounted for as equity valuation adjustments	62,114	-	62,114	(573,886)	-	(573,886)
Fair value of plan assets, end of year	2,631,676	-	2,631,676	2,468,182	-	2,468,182
Asset ceiling	-	-	-	(132,244)	-	(132,244)
Total pension plan obligations (deficit)	(99,514)	(2,040,647)	(2,140,161)	-	(1,931,145)	(1,931,145)

Schedule of (gains)/losses, due to changes in assumptions

	As of December 31, 2025			As of December 31, 2024
	G1 Plan	G0	Total	G1 Plan	G0	Total

Actuarial gains/(losses) on obligations	(134,691)	(104,294)	(238,985)	692,430	135,201	827,631
Gains/(losses) on financial assets	34,539	-	34,539	(549,389)	-	(549,389)
Asset ceiling	-	-	-	(132,244)	-	(132,244)
Total gains/(losses)	(100,152)	(104,294)	(204,446)	10,797	135,201	145,998

Deferred income tax and social contribution tax	33,835	-	33,835	(3,671)	-	(3,671)

Equity valuation adjustments	(66,317)	(104,294)	(170,611)	7,126	135,201	142,327

Schedule of amounts recognized in income statement

	As of December 31, 2025			As of December 31, 2024
	G1 Plan	G0	Total	G1 Plan	G0	Total

Net service cost	3,704	-	3,704	5,799	-	5,799
Interest cost	282,334	233,289	515,623	274,718	189,274	463,992
Expected return on plan assets	(302,466)	-	(302,466)	(274,265)	-	(274,265)
Interest on the maximum limit of liabilities/(assets)	19,957	-	19,957	-	-	-
Amount received from the São Paulo State (undisputed)	-	(104,943)	(104,943)	-	(119,506)	(119,506)
Contributions by the Company	35,580	-	35,580	-	-	-
Total expenses	39,109	128,346	167,455	6,252	69,768	76,020

Schedule of obligations maturity

	As of December 31, 2025
	G1 Plan	Go

Payment of expected benefits in 2026	256,213	225,953
Payment of expected benefits in 2027	236,985	191,192
Payment of expected benefits in 2028	221,642	177,661
Payment of expected benefits in 2029	206,567	164,661
Payment of expected benefits in 2030 or later	1,809,783	1,281,180
Total	2,731,190	2,040,647

Schedule of actuarial assumptions

	As of December 31, 2025		As of December 31, 2024
	G1 Plan	G0	G1 Plan	G0

Actual discount rate (NTN-B)	7.37% p.a.	7.39% p.a.	7.40% p.a.	7.37% p.a.
Inflation rate	4.05% p.a.	4.05% p.a.	4.96% p.a.	4.96% p.a.
Statutory rate of wage growth	6.13% p.a.	4.05% p.a.	7.06% p.a.	7.06% p.a.
General mortality table	AT-2000 table, rated down by 10% (Segregated by gender)	AT-2000 table, rated down by 10% (Segregated by gender)	AT-2000 table (Segregated by gender)	AT-2000 table (Segregated by gender)

Schedule of sensitivity analysis of

As of December 31, 2025
Assumption	Change in assumption	G1 Plan	G0

	Increase of 1.0%	Reduction of R$ 284,643	Reduction of R$ 235,031
Discount rate	Reduction of 1.0%	Increase of R$ 340,399	Increase of R$ 229,336

	1-year increase	Increase of R$ 60,126	Increase of R$ 83,002
Life expectancy	1-year reduction	Reduction of R$ 58,845	Reduction of R$ 78,236

	Increase of 1.0%	Increase of R$ 11,442	-
Rate of wage growth	Reduction of 1.0%	Reduction of R$ 11,988	-

Schedule of estimated expenses

Expected expense for the following fiscal year
G1

Net service cost	2,734
Interest cost	298,708
Expected normal and extraordinary contributions from participants	(26,279)
Net return on financial assets	(290,605)
Expenses/(Gains) to be recognized by the Company	(15,442)

Schedule of plans assets

	As of December 31, 2025		As of December 31, 2024
	G1 Plan	%	G1 Plan	%

Fixed income	2,458,078	93.0	2,279,323	92.3
Equity securities	16,149	0.6	13,886	0.6
Structured investments	108,861	4.4	121,820	4.9
Others	48,588	2.0	53,153	2.2

Fair value of plan assets	2,631,676	100	2,468,182	100

Schedule of reconciliation of expenses with pension obligations

	December 31, 2025	December 31, 2024

G1 Plan (i)	39,109	6,252
Go (ii)	128,346	69,768
SABESPrev Mais Plan (iii)	22,513	26,198
VIVEST Plan (iv)	2,988	970
Sub-total	192,956	103,188

Capitalized	(15,033)	(7,884)
Others	14,437	10,653

Pension plan obligations (Note 31)	192,360	105,957